ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2012

Employees and payroll accruals	$671	$1,125
Institutions and income tax payable	469	353
Accrued expenses	898	832
Related parties	316	83

	$2,354	$2,393